Leases - Summary Of Expected Future Payments Relating To The Company's Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Lessee Operating Leases [Line Items]
2025	$ 62.9
2026	56.1
2027	49.3
2028	49.2
2029	45.4
thereafter	220.8
Total lease payments	483.7
Less imputed interest	(109.6)
Total	374.1	$ 134.1
Starz Business of Lions Gate Entertainment Corp
Lessee Operating Leases [Line Items]
2025	11.3
2026	11.9
2027	12.4
2028	12.4
2029	5.9
thereafter	19.9
Total lease payments	73.8
Less imputed interest	(9.4)
Total	$ 64.4	$ 72.5